Related Party Transactions - Additional Information (Detail) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Former Co Founders [Member]
Repayment of promissory notes to related party	$ 2,500,000
Former Co Founders [Member] | Interest [Member]
Repayment of promissory notes to related party	25,000
Blacksky Technology [Member]
Interest paid		$ 0	$ 0
Interest payable to related parties	4,700,000
Blacksky Technology [Member] | Two Thousand and Twenty One Bridge Financing [Member] | Debt First And Second Tranche [Member] | Two Thousand and Twenty One Bridge Notes [Member] | Intelsat And Sehwak [Member]
Consent fees payable	$ 2,500,000